American Safety Razor Acquisition (Details) (American Safety Razor [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Nov. 23, 2010
Business Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price		$ 301
Business Acquisition, Cost of Acquired Entity, Cash Paid		129
Business Acquisition, Purchase Price Allocation [Abstract]
Cash	33.9
Trade receivables, net	52.4
Inventories	45.8
Identifiable intangible assets	122.3
Goodwill	161.9
Other assets	51.9
Property, plant and equipment, net	117.1
Accounts payable and other liabilities	(101.2)
Income taxes payable	(60.5)
Pension/Other Postretirement Benefits	(122.6)
Net assets acquired	301.0
Goodwill Useful Life for Tax Purposes	15
Customer Relationships [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Identifiable intangible assets	94.4
Finite-Lived Intangible Assets, Useful Life	20
Technology and patents [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Identifiable intangible assets	20.4
Finite-Lived Intangible Assets, Useful Life	7
Tradenames / Brands [Member]
Business Acquisition, Purchase Price Allocation [Abstract]
Identifiable intangible assets	$ 7.5
Finite-Lived Intangible Assets, Useful Life	15